LEASES	6 Months Ended
Jun. 30, 2020
LEASES
LEASES

NOTE 5:-    LEASES

a.	Lease commitments:

The Group's facilities are leased under several lease agreements for periods ending up to 2027, with options to extend the leases ending up to 2029.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the six months ended June 30, 2020 and 2019 (unaudited) were approximately $4,011 and $3,999 respectively. Lease expenses for the six months ended June 30, 2020 and 2019 (unaudited) include an offset for sublease rental of $691 and $645, respectively.

The Company's capitalized operating lease agreements have remaining lease terms ranging from 1 year to 9.01 years, including agreements with options to extend the leases for up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

Six months ended
June 30, 2020
Unaudited
Weighted average remaining lease term	3.71 years
Weighted average discount rate	2.20%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

NOTE 5:-     LEASES  (Cont.)

As of June 30, 2020, Maturities of operating lease liabilities were as follows:

Unaudited
2020 (remainder of the year)	$4,348
2021	7,421
2022	7,366
2023	6,810
2024 and on	3,617

Total lease payments *)	$29,562

Less: imputed interest	$(1,371)
Present value of lease liabilities	$28,191

Total lease payments have not been reduced by sublease rental payments of $1,997 due in the future under non-cancelable subleases (unaudited).

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of $5,000 which is included in short-term and restricted bank deposits.